Equity - Schedule of Stock Options Assumptions (Details) (10-K)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			1.37%
Contractual term (years)	0 years	5 years	3 years	5 years
Expected volatility	0.00%	58.24%	55.33%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		2.11%		2.11%	1.55%	0.27%
Contractual term (years)					3 months 11 days	3 years
Expected volatility				52.64%	46.69%	38.57%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		2.32%		2.62%	2.62%	3.05%
Contractual term (years)					5 years	5 years
Expected volatility				58.24%	88.10%	55.37%